Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events
17.	SUBSEQUENT EVENTS

As disclosed in Note 1, a series of transactions related to our December 2021 Business Combination Agreement closed on July 22, 2022.

For its unaudited interim financial statements as of June 30, 2022 and the six months then ended, the Company has evaluated the effects of subsequent events through August 12, 2022, which is the date that these unaudited interim financial statements were issued.

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Subsequent Events

Note 11 — Subsequent Events

Other than an described below, management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed consolidated financial statements were issued, require potential adjustment to or disclosure in the unaudited condensed consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

On July 22, 2022, the parties to the Business Combination Agreement completed the Business Combination (See Note 1). Holders of 82,291,689 shares of the Company’s Class A Ordinary Shares sold in its initial public offering exercised their right to redeem those shares for cash at a price of approximately $10.03 per share, for an aggregate of approximately $825.2 million. The per share redemption price of approximately $10.03 for public shareholders electing redemption was paid out of the Trust Account. The Forward Purchase Agreement was fully exercised in the amount of $200,000,000 (see Note 1). The Working Capital Loan was repaid in cash by New CCNB to the Sponsor as part of the Closing. For more information regarding the Getty Business Combination, see Getty Images’ Current Report on Form 8-K filed on July 28, 2022.

Note 11 — Subsequent Events

On January 7, 2022, the Company issued an unsecured promissory note in the principal amount of $800,000 to the Sponsor as a Working Capital Loan. The Working Capital Loan does not bear interest and is repayable in full upon consummation of the Company’s initial Business Combination. If the Company does not complete a Business Combination, the Working Capital Loan will not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert the principal balance of the Working Capital Loan, in whole or in part, into Private Placement Warrants at a price of $1.00 per Private Placement Warrant. The Working Capital Loan is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Working Capital Loan and all other sums payable with regard to the Working Capital Loan becoming immediately due and payable.

Management has evaluated subsequent events to determine if events or transactions occurring through the date the consolidated financial statements are available for issuance, require potential adjustment to or disclosure in the consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.